6. Operating expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	$ 4,321,698	$ 4,686,890	$ 4,431,164
Administrative and selling expenses	1,389,336	1,056,257	892,626
Compensation to employees
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	1,370,994	1,436,661	1,365,375
Administrative and selling expenses	550,542	529,718	434,459
Other long-term employee benefits
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	28,092	42,655	45,073
Administrative and selling expenses	4,534	6,839	7,964
Depreciation of property, plant and equipment
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	1,142,555	1,201,928	999,349
Administrative and selling expenses	0	179	0
Amortization of intangible assets
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	349,674	329,579	358,966
Administrative and selling expenses	0	0	0
Purchase of energy and power
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	44,148	126,458	46,104
Administrative and selling expenses	1,392	0	0
Fees and compensation for services
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	247,799	314,593	292,352
Administrative and selling expenses	342,908	272,915	215,599
Maintenance expenses
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	481,021	599,708	694,368
Administrative and selling expenses	154,788	41,831	9,845
Consumption of materials and spare parts
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	161,289	184,575	275,423
Administrative and selling expenses	245	0	0
Insurance
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	241,474	228,411	244,197
Administrative and selling expenses	3,511	3,092	1,067
Levies and royalties
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	223,076	212,799	101,318
Administrative and selling expenses	0	0	0
Taxes and assessments
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	20,449	6,102	5,356
Administrative and selling expenses	48,452	48,719	41,295
Tax on bank account transactions
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	2,475	0	0
Administrative and selling expenses	256,327	137,445	168,805
Others
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	8,652	3,421	3,283
Administrative and selling expenses	$ 26,637	$ 15,519	$ 13,592